PREPAID LAND LEASE PAYMENTS (Schedule of Estimated Annual Amortization Expenses) (Details) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
PREPAID LAND LEASE PAYMENTS [Abstract]
2018	¥ 9,164	$ 1,408
2019	9,164	1,408
2020	9,164	1,408
2021	9,164	1,408
2022	¥ 9,164	$ 1,408